STOCKHOLDERS DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
STOCKHOLDERS DEFICIT
Subscription payable
Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(3,096,181)

Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(3,096,181)